BALANCE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2019
Revenue From Contracts With Customers1 [Abstract]
Disclosure of net contract assets (liabilities)
Net contract assets (liabilities) consist of the following:

	2019	2018
		Restated
Contract assets	$523.5	$439.7
Contract liabilities - current	(670.2)	(679.5)
Contract liabilities - non-current	(102.5)	(56.2)
Net contract liabilities	$(249.2)	$(296.0)